CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	¥ (4,863,096)	¥ (2,731,985)	¥ (3,691,673)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant and equipment	573,247	302,974	125,453
Amortization of intangible assets	25,875	20,169	7,681
Amortization of right-of-use assets	229,031	109,473	88,208
Amortization of land use rights	9,642	5,323	5,323
Loss of disposal of property, plant and equipment	36,508	6,167	1,191
Impairment of property, plant and equipment	34,589	63,251	79,185
Current expected credit loss of accounts and notes receivable	16,175	6,216	3,812
Current expected credit loss of installment payment receivables	49,978	3,454	833
Current expected credit loss of other current assets	3,578	369	0
Inventory write-downs	162,433	92,612	109,505
Foreign exchange gains	(313,580)	(81,181)	(8,363)
Interest income	(351,926)	(65,676)	(66,782)
Share-based compensation	379,948	996,417	517
Fair value gain on derivative assets or derivative liabilities	(79,262)	(1,362,025)	(27,679)
Fair value gain on long-term investments	(591,506)	0	0
Changes in operating assets and liabilities:
Accounts and notes receivable	(1,560,777)	(595,908)	(504,618)
Inventory	(1,940,225)	(981,521)	(394,295)
Amounts due from related parties	(32,103)	21,923	4,351
Prepayments and other current assets	(652,033)	(792,863)	(418,103)
Other non-current assets	(68,136)	(30,808)	(5,616)
Accounts and notes payable	7,250,441	4,157,799	739,053
Deferred revenue	588,904	222,886	83,132
Lease liabilities	(237,846)	(108,134)	(84,626)
Accruals and other liabilities	2,260,378	722,967	520,547
Other non-current liabilities	187,923	266,932	26,155
Installment payment receivables	(2,247,136)	(401,190)	(156,634)
Amounts due to related parties	12,857	11,384	678
Income taxes payable	21,528	1,209	0
Net cash used in operating activities	(1,094,591)	(139,766)	(3,562,765)
Cash flows from investing activities
Maturities (placement) of short-term deposits	(24,899,368)	(979,897)	759,975
Maturities (placement) of short-term investments	62,305	(2,347,191)	1,905,210
Placement of long-term deposits	(3,157,891)	0	0
Purchase of property, plant and equipment	(2,299,698)	(806,067)	(1,831,593)
Receipt of government subsidy related to assets	12,954	243,838	83,201
Maturities of derivative assets or derivative liabilities	233,050	0	0
Purchase of intangible assets	(288,084)	(426,089)	(76,760)
Disposal of property, plant and equipment	24,124	24,505	263
Purchase of land use rights	(223,113)	0	0
Prepayment for acquisition of assets	(23,132)	0	(100,000)
Prepayments for subscription of equity securities	(50,000)	0	0
Prepayment for acquisition of land use rights	(1,507,170)	(130,260)	0
Disposal of equity investment in a company	0	16,000	0
Cash paid for long-term investments	(959,855)	(1,000)	0
Net cash provided by (used in) investing activities	(33,075,878)	(4,406,161)	740,296
Cash flows from financing activities
Proceeds from issuance of convertible redeemable Preferred Shares	0	7,282,554	2,678,612
Proceeds from IPO, net of issuance costs	0	11,410,386	0
Proceeds from FO, net of issuance costs	0	15,988,903	0
Proceeds from Global Offering, net of issuance costs	13,146,811	0	0
Proceeds from borrowings	840,106	1,028,335	1,620,000
Repayment of borrowings	(982,900)	(1,380,385)	(748,060)
Loans from a related party	0	1,063,434	0
Repayment of loans to a related party	0	(1,063,434)	0
Repurchase of Preferred Shares	0	0	(55,000)
Proceeds from non-controlling interests	1,660,000	0	98,010
Payments of listing expenses	(36,924)	0	0
Net cash provided by financing activities	14,627,093	34,329,793	3,593,562
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(363,276)	(650,076)	5,125
Net increase (decrease) in cash, cash equivalents and restricted cash	(19,906,652)	29,133,790	776,218
Cash, cash equivalents and restricted cash at beginning of the year	31,541,533	2,407,743	1,631,525
Cash, cash equivalents and restricted cash at end of the year	11,634,881	31,541,533	2,407,743
Supplemental disclosure of cash flows information
Cash paid for interest, net of amounts capitalized	(126,090)	(76,093)	(26,406)
Acquisition of property, plant and equipment included in liabilities	¥ 843,732	¥ 235,117	¥ 762,151